Net fee income (Tables)	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Summary of net fee income

	Half-year to
	30 Jun 2024	30 Jun 2023
	$m	$m
Net fee income by product
Funds under management	1,206	1,176
Cards	1,395	1,351
Credit facilities	754	798
Account services	760	765
Broking income	626	555
Unit trusts	515	386
Underwriting	369	345
Global custody	401	432
Remittances	399	405
Imports/exports	313	328
Insurance agency commission	183	159
Other	1,237	1,247
Fee income	8,158	7,947
Less: fee expense	(1,958)	(1,862)
Net fee income	6,200	6,085
Net fee income by global business
Wealth and Personal Banking	2,941	2,694
Commercial Banking	1,962	2,009
Global Banking and Markets	1,287	1,382
Corporate Centre	10	—